Employee Benefits - Summary of Expected Future Settlements of Defined Benefit Pension Plans (Detail) ₱ in Millions	Dec. 31, 2017 PHP (₱)
Within 12 months [Member]
Disclosure of defined benefit plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 268
2019 [Member]
Disclosure of defined benefit plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	444
2020 [Member]
Disclosure of defined benefit plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	423
2021 [Member]
Disclosure of defined benefit plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	662
2022 [Member]
Disclosure of defined benefit plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	844
More than 5 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 91,691